497j-055-577-039-asc
                                                  May 13, 1998
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549



Attention:     Filings - Rule 497(j)

Re:  Dreyfus Florida Intermediate Municipal Bond Fund
     CIK No. 0000881512
     1940 Act File No. 811-6489
     Registration Statement File No. 33-44227

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 11 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 23, 1998.


   Please address any comments or questions to the undersigned at
(212) 922-6792.





                                        Very truly yours,
                                        s/Patricia J.DeFilippis/




                                        Patricia J. DeFilippis
                                        Supervisory Paralegal